Intangible assets (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 46,454,300	$ 45,478,128
Accumulated amortization - land use rights	(669,369)	(586,323)
Accumulated depletion - mining rights	(13,540,860)	(13,256,318)
Total intangible assets, net	32,244,071	31,635,487
Land use rights
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	2,536,555	2,483,253
Mining rights
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 43,917,745	$ 42,994,875